Stock Awards (Details 7) (2013 ESPP)	3 Months Ended
Apr. 30, 2013
Weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted
Expected volatility (as a percent)	45.60%
Minimum
Weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted
Expected term	8 months 1 day
Risk-free interest rate (as a percent)	0.09%
Maximum
Weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted
Expected term	1 year 2 months 1 day
Risk-free interest rate (as a percent)	0.11%